Common shares (Tables)	6 Months Ended
Jun. 30, 2019
Share-Based Payment Arrangements [Abstract]
Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock that have been granted under the Plan during the six months ended June 30, 2019.

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2018	3,359,887	$30.05
Granted	220,250	24.93
Vested	(199,788)	77.45
Forfeited	(2,500)	48.07
Outstanding and non-vested, June 30, 2019	3,377,849	$26.89

Summary of future stock compensation expense
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the period July 1, 2019 through December 31, 2019	$12,213	$549	$12,762
For the year ending December 31, 2020	19,918	539	20,457
For the year ending December 31, 2021	12,870	119	12,989
For the year ending December 31, 2022	5,940	—	5,940
For the year ending December 31, 2023	1,799	—	1,799
For the year ending December 31, 2024	157	—	157
	$52,897	$1,207	$54,104